Other non-financial assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Line Items]
Opening balance	$ 25,196	$ 26,503
Closing balance	23,845	25,196
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	39,583	39,243
Additions	290	357
Disposals		(17)
Closing balance	39,873	39,583
Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	14,387	12,740
Additions	1,641	1,647
Transfers		0
Closing balance	16,028	14,387
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	15,001	14,709
Additions	215	292
Disposals		0
Closing balance	15,216	15,001
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	13,720	13,720
Additions	0	0
Disposals		0
Closing balance	13,720	13,720
Rights-of-use [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	8,883	8,165
Additions	705	718
Transfers		0
Closing balance	9,588	8,883
Software licenses [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,862	10,814
Additions	75	65
Disposals		(17)
Closing balance	10,937	10,862
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	5,504	4,575
Additions	936	929
Transfers		0
Closing balance	$ 6,440	$ 5,504